Acquisition of Authy, Inc. - Consideration - Shares of Stock (Detail) - Authy, Inc. - Preferred Stock - Series T Preferred Stock - USD ($) $ in Millions	Feb. 23, 2015	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Acquisition of Authy, Inc.
Shares issued (in shares)	389,733
Shares held in escrow (in shares)	180,000	617,634	687,885	687,885
Shares released from escrow (in shares)		0
Fair value	$ 3.1
Former Shareholder of Acquiree
Acquisition of Authy, Inc.
Shares issued (in shares)	507,885
Fair value	$ 4.0
Graded vesting period (in years)	3 years 7 months 6 days
Shares subject to additional performance conditions (in shares)	127,054
Shares vested (in shares)		70,251